Subsequent Events	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Subsequent Events
27)	SUBSEQUENT EVENTS
On January 14, 2023, in connection with the Egypt’s legal proceeding described in note 25.2, the High Constitutional Court determined that the Law 32/2014 is constitutionally compliant. This determination would allow CEMEX to challenge the legal standing of all current lawsuits and protect CEMEX’s investment in Egypt.
On January 18, 2023, in connection with the Spain’s tax proceeding described in note 20.4, the admission section of the Spanish Supreme Court, considering the annulment recourse accepted in December 2022, approved CEMEX España’s cassation appeal project to be analyzed by the Spanish Supreme Court. CEMEX will file the applicable recourse before the Spanish Supreme Court.
On January 24, 2023, through a subsidiary, CEMEX signed a definitive agreement for the purchase of the assets of Atlantic Minerals Limited in Newfoundland, Canada, consisting of a construction and chemical aggregates quarry and port operations for a price of $75. With this investment, CEMEX secures a new long-term aggregates reserve for its extensive Florida operations and the U.S. east coast, as well as a source for chemical-grade stone serving a broader geographic footprint. The closing of this transaction is subject to the satisfaction of certain conditions, including consent from government agencies. CEMEX expects to finalize this acquisition at the end of the first quarter of 2023 or soon thereafter.
On January 25, 2023, in Manila, Philippines, CEMEX Asian South East Corporation (“CASEC”), an indirect subsidiary of CEMEX, filed a Tender Offer Report on Form 19-1 with the Securities and Exchange Commission of the Philippines (“PSEC”) and the Philippine Stock Exchange, pursuant to Rule 19 of the Securities Regulation Code of the Philippines, in connection with its intention to conduct a voluntary tender offer (the “Tender Offer”) to acquire a minimum of one (1) and a maximum of one billion six hundred fourteen million (1,614,000,000) common shares of CHP, which, if successful, would not cause CASEC to own 90% or more of CHP’s outstanding common shares. The Tender Offer period is expected to commence on or about February 16, 2023, in the Philippines, and shall last for a period of at least twenty (20) business days. Payment of the net proceeds of the validly tendered shares is expected to take place on or around March 30, 2023, in the Philippines.
On January 30, 2023, through a subsidiary, CEMEX acquired a
51% stake in Israel-based SHTANG Recycle LTD for a price of $13, a construction, demolition, and excavation waste, (CDEW) recycling company. The acquisition aligns with CEMEX’s strategy to strengthen its business in developed markets through bolt-on
acquisitions in businesses with strong circular and sustainable attributes. SHTANG has been awarded a
13-year
license to build and operate a CDEW recycling facility. The enclosed, state-of-the-art
facility will be capable of processing approximately 600,000 tons of waste per year. The CDEW will be used by Regenera as raw materials for aggregate production, reintegrating them into the construction value chain.

On February 3, 2023, in relation to the non-controlling interest in CLH (note 21.4), CEMEX España received authorization from the Colombian Finance Superintendency to launch a Delisting Tender Offer to acquire up to 4.69% of CLH’s outstanding common shares.
In connection with the Delisting Tender Offer launched on February 3, 2023, on March 3, 2023, CEMEX announced the Tender Offer results, in which
88.40
% of CLH’s outstanding common shares have been acquired. On April 10, 2023, the Colombian Stock Exchange (BVC) approved the request for cancellation of the registration of CLH’s ordinary shares in the BVC, which became effective as of April 14, 2023. CEMEX continues with the process to cancel the registration of CLH, pending approval from the Superintendencia Financiera de Colombia (“SFC”).
On March 9, 2023, CEMEX announced the pricing of $1,000 of subordinated notes by the Parent Company, with no fixed maturity at an initial rate of 9.125% per annum. On March 14, 2023, CEMEX announced that the Parent Company successfully issued $1,000 of the 9.125% Subordinated Notes, with no fixed maturity. After issuance costs, the Parent Company received $993.
On March 17, 2023, CEMEX repaid in full the balance outstanding under the revolving credit facility of its 2021 Credit Agreement described in note 17.1. As a result, the available committed revolving credit facility increased to $1,750.
On March 23, 2023, among other aspects, CEMEX, S.A.B. de C.V.’s shareholders at its ordinary general shareholders’ meeting approved an amount of $500 or its equivalent in Mexican Pesos as the maximum amount of resources that during the year 2023 (until the next ordinary general shareholders’ meeting of CEMEX, S.A.B. de C.V. is held), CEMEX, S.A.B. de C.V. may use for the acquisition of its own shares or securities that represent such shares; and b) the decrease of CEMEX, S.A.B. de C.V.’s variable share capital through the cancellation of 662 million shares repurchased during 2022, under the former share repurchase program.

In connection with CEMEX Asian South East Corporation (“CASE”) offer for the acquisition of a maximum of
1,614,000,000 shares of CHP (the “CASE Tender Offer”) launched on February 16, 2023, on March 30, 2023, CEMEX announced the CASE Tender Offer results, in which it purchased
1,614,000,000 common shares of CHP, which have been fully paid and settle
d
 on March 30, 2023. Following the completion of the CASE Tender Offer, CEMEX will own and control
89.86
% of the issued and outstanding common shares of CHP.
On April 21, 2023, CEMEX informed the Mexican Stock Exchange (Bolsa Mexicana de Valores) that it issued a notice of full redemption with respect to its June 2027 Notes for an aggregate principal amount of $993. These notes are expected to be fully redeemed on June 5, 2023.
The accompanying consolidated financial statements were authorized for issuance in the Company’s annual report on Form 20-F, by the Chief Executive Officer of CEMEX, S.A.B. de C.V. on April 28, 2023, hereby updated for subsequent events, to be filed with the United States Securities and Exchange Commission.